Debt - Narrative (Details)							1 Months Ended		9 Months Ended		12 Months Ended
	Jun. 28, 2018 USD ($)	Apr. 27, 2018 USD ($) entity property	Mar. 31, 2018	Sep. 29, 2017 USD ($)	Oct. 22, 2015 USD ($) entity	Jul. 20, 2015 USD ($)	Sep. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Sep. 30, 2018 USD ($) property	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Nov. 22, 2016 USD ($)	Mar. 29, 2016 USD ($)	Aug. 11, 2015 USD ($)	Dec. 12, 2014 USD ($)
Debt Instrument [Line Items]
Weighted average interest rate									3.81%		3.13%
Number of Wholly Owned Special Purpose Entities | entity		4			6
Number of Properties Owned by Special Purpose Entity | property		4
Long-term debt									$ 481,573,000		$ 481,848,000	$ 456,472,000
Repayments of Lines of Credit									357,673,000	$ 0	0	55,000,000	$ 147,492,000
Proceeds from Lines of Credit									0	14,300,000	24,300,000	249,900,000	286,050,000
Total principal									490,055,000		484,728,000	460,428,000
Revolving Credit Facility | Key Bank Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Current Borrowing Capacity	$ 550,000,000													$ 550,000,000		$ 410,000,000.0	$ 250,000,000.0
Initial debt instrument term	4 years
Credit facility borrowing capacity	$ 1,250,000,000																$ 1,250,000,000.00
Line Of Credit Facility, Extension Term	1 year
Line of Credit Facility, Remaining Borrowing Capacity									$ 214,700,000		$ 143,100,000
Debt Instrument, Covenant, Minimum Number of Pool Properties | property									15
Debt Instrument, Covenant, Maximum Aggregate Pool Value Contributed by Single Pool Property									15.00%
Debt Instrument, Covenant, Maximum Aggregate Pool Value to be Contributed byPool Properties Subject to ground Leases									15.00%
Debt Instrument, Covenant, Maximum Aggregate Pool Value to be Contributed by Pool Properties Under Development									20.00%
Debt Instrument, Covenant, Minimum Leasing Percentage of All Pool Properties									90.00%
Debt Instrument, Covenant, Asset Pool Leverage Ratio									60.00%
Debt Instrument, Covenant, Asset Pool Debt Service Coverage Ratio									135.00%
Repayments of Lines of Credit		$ 249,800,000
Number of Wholly Owned Special Purpose Entities Released From Obligation | entity		4
Revolving Credit Facility | Key Bank Term Loan [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Current Borrowing Capacity	$ 200,000,000
Initial debt instrument term	5 years
Term Loan [Member] | BofA / Key Bank Loan [Member]
Debt Instrument [Line Items]
Initial debt instrument term		10 years
Amount borrowed		$ 250,000,000
Contractual stated interest rate (percent)		4.32%
Period for written notice		30 days
Notes Payable, Other Payables [Member] | AIG Loan
Debt Instrument [Line Items]
Effective interest rate (percent)											4.22%
Initial debt instrument term					10 years						10 years
Contractual stated interest rate (percent)					4.15%						4.15%
Period for written notice					30 days
Long-term debt					$ 127,000,000
Debt Instrument, Payment Terms, Duration Requiring Monthly Payments of Interest Only					5 years						5 years
Total principal											$ 126,970,000	$ 126,970,000
Line of Credit | Key Bank Credit Facility [Member]
Debt Instrument [Line Items]
Weighted average interest rate											2.92%
Effective interest rate (percent)									3.65%		3.32%
Initial debt instrument term									4 years		4 years	4 years
Contractual stated interest rate (percent)											2.87%
Line Of Credit Facility, Extension Term									1 year		1 year	1 year
Total principal									$ 85,000		$ 357,758,000	$ 333,458,000
Mortgages
Debt Instrument [Line Items]
Total principal									$ 376,970,000		126,970,000
Mortgages | BofA / Key Bank Loan [Member]
Debt Instrument [Line Items]
Effective interest rate (percent)									4.36%
Contractual stated interest rate (percent)									4.32%
Total principal									$ 250,000,000		0
Mortgages | AIG Loan
Debt Instrument [Line Items]
Effective interest rate (percent)									4.22%
Contractual stated interest rate (percent)									4.15%
Total principal									$ 126,970,000		$ 126,970,000
LIBOR | Line of Credit | Key Bank Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			1.50%						1.30%		1.50%
Griffin Capital Essential Asset REIT, Inc. [Member]
Debt Instrument [Line Items]
Derivative notional amount									$ 1,150,000,000
Long-term debt									1,354,350,000		$ 1,386,084,000	1,447,535,000
Repayments of Lines of Credit									106,253,000	294,054,000	41,493,000	35,954,000	31,407,000
Proceeds from Lines of Credit									96,100,000	$ 44,000,000	54,000,000	55,100,000	481,653,000
Total principal									$ 1,363,776,000		1,397,779,000	1,458,343,000
Griffin Capital Essential Asset REIT, Inc. [Member] | Plainfield Mortgage Loan [Member]
Debt Instrument [Line Items]
Repayments of Debt							$ 18,700,000
Griffin Capital Essential Asset REIT, Inc. [Member] | Revolver Loan, July 2015 [Member]
Debt Instrument [Line Items]
Repayments of Lines of Credit											344,100,000
Griffin Capital Essential Asset REIT, Inc. [Member] | Line of Credit | Unsecured Credit Facility (July 2015)
Debt Instrument [Line Items]
Credit facility borrowing capacity						$ 1,140,000,000.00
Griffin Capital Essential Asset REIT, Inc. [Member] | Revolving Credit Facility
Debt Instrument [Line Items]
Repayments of Lines of Credit											$ 0	0	$ 173,000,000
Griffin Capital Essential Asset REIT, Inc. [Member] | Revolving Credit Facility | Unsecured Credit Facility (July 2015)
Debt Instrument [Line Items]
Effective interest rate (percent)									3.89%		3.19%
Initial debt instrument term						4 years
Debt instrument extended term						1 year
Credit facility borrowing capacity						$ 500,000,000
Maximum increment to borrowing capacity available under accordion feature						860,000,000
Minimum increments allowed under accordion feature						50,000,000.0
Maximum borrowing capacity available under accordion feature						$ 2,000,000,000.0
Total principal									$ 715,000,000		$ 715,000,000	715,000,000
Griffin Capital Essential Asset REIT, Inc. [Member] | Revolving Credit Facility | Revolver Loan
Debt Instrument [Line Items]
Effective interest rate (percent)									3.77%		3.79%
Total principal									$ 0		$ 10,153,000	397,409,000
Griffin Capital Essential Asset REIT, Inc. [Member] | Fixed and Variable Rate Debt
Debt Instrument [Line Items]
Weighted average interest rate									3.70%		3.53%
Griffin Capital Essential Asset REIT, Inc. [Member] | Mortgages
Debt Instrument [Line Items]
Total principal									$ 648,776,000		$ 672,626,000	345,934,000
Griffin Capital Essential Asset REIT, Inc. [Member] | Mortgages | TW Telecom Loan [Member]
Debt Instrument [Line Items]
Effective interest rate (percent)									0.00%		4.04%
Total principal									$ 0		$ 19,169,000	20,353,000
Griffin Capital Essential Asset REIT, Inc. [Member] | Mortgages | Bank of America loan
Debt Instrument [Line Items]
Effective interest rate (percent)									3.91%		3.90%
Initial debt instrument term				10 years					10 years
Amount borrowed				$ 375,000,000.0
Contractual stated interest rate (percent)				3.77%					3.77%		3.77%
Debt Instrument, Prepayment Condition, Prior Notice Required				30 days
Payments of Debt Issuance Costs				$ 3,000,000
Total principal									$ 375,000,000		$ 375,000,000	0
Griffin Capital Essential Asset REIT, Inc. [Member] | Mortgages | AIG Loan
Debt Instrument [Line Items]
Effective interest rate (percent)									5.07%		5.07%
Contractual stated interest rate (percent)									4.96%		4.96%
Total principal									$ 107,998,000		$ 109,275,000	110,640,000
Griffin Capital Essential Asset REIT, Inc. [Member] | Mortgages | Plainfield Mortgage Loan [Member]
Debt Instrument [Line Items]
Effective interest rate (percent)											0.00%
Contractual stated interest rate (percent)											0.00%
Total principal											$ 0	$ 18,932,000
Griffin Capital Essential Asset REIT, Inc. [Member] | Unsecured Debt
Debt Instrument [Line Items]
Proceeds from Lines of Credit							$ 21,000,000.0	$ 23,000,000.0
Griffin Capital Essential Asset REIT, Inc. [Member] | Unsecured Debt | Unsecured Credit Facility (July 2015)
Debt Instrument [Line Items]
Initial debt instrument term						5 years
Credit facility borrowing capacity						$ 640,000,000.0
Repayments of Debt				$ 344,100,000
Griffin Capital Essential Asset REIT, Inc. [Member] | Unsecured Debt | Increase Agreement
Debt Instrument [Line Items]
Credit facility borrowing capacity															$ 715,000,000.0
Griffin Capital Essential Asset REIT, Inc. [Member] | Fixed Rate Debt
Debt Instrument [Line Items]
Weighted average interest rate									3.75%		3.54%
Griffin Capital Essential Asset REIT, Inc. [Member] | LIBOR
Debt Instrument [Line Items]
Effective interest rate (percent)									2.11%		1.56%
Griffin Capital Essential Asset REIT, Inc. [Member] | LIBOR | Revolving Credit Facility | Unsecured Credit Facility (July 2015)
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate											1.40%
Griffin Capital Essential Asset REIT, Inc. [Member] | LIBOR | Revolving Credit Facility | Revolver Loan
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate											1.45%
Griffin Capital Essential Asset REIT, Inc. [Member] | LIBOR | Mortgages | TW Telecom Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate											2.45%
Griffin Capital Essential Asset REIT, Inc. [Member] | Interest Rate Swap
Debt Instrument [Line Items]
Derivative notional amount									$ 425,000,000		$ 725,000,000.0